COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Aug. 31, 2021	May 31, 2021
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE SHOWING THE FUTURE MINIMUM LEASE PAYMENTS

The following is a schedule showing the future minimum lease payments under operating leases by fiscal years and the present value of the minimum payments as of August 31, 2021.

2022	$370,370
2023	$468,377
2024	$470,511
2025	$423,795
2026 and thereafter	$171,602
Total Operating Lease Obligations	$1,904,655
Less: Amount representing interest	$(347,840)
Present Value of minimum lease payments	$1,556,815

The following is a schedule showing the future minimum lease payments under operating leases by years and the present value of the minimum payments as of May 31, 2021.

2022	$471,063
2023	$450,377
2024	$452,511
2025	$405,795
2026	$153,601
Total Operating Lease Obligations	$1,945,347
Less: Amount representing interest	$(418,061)
Present Value of minimum lease payments	$1,527,286